Employee Benefit Plan, Fair Value and NAV Practical Expedient (Tables) - EPB 012 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Investment, Fair Value and NAV [Abstract]
Employee Benefit Plan, Investment, Fair Value and NAV
The following table presents investments measured at fair value on a recurring basis as of December 31, 2025:

($ amounts in millions)	Level 1	Level 2	Level 3	Total
Regions stock fund	$340	$—	$—	$340
Mutual funds	1,024	—	—	1,024
Total assets in the fair value hierarchy	$1,364	$—	$—	$1,364
Investments measured at NAV:
Collective investment trust funds(a)				2,207
Total investments at fair value				$3,571
The following table presents investments measured at fair value on a recurring basis as of December 31, 2024:

($ amounts in millions)	Level 1	Level 2	Level 3	Total
Regions stock fund	$320	$—	$—	$320
Mutual funds	899	—	—	899
Total assets in the fair value hierarchy	$1,219	$—	$—	$1,219
Investments measured at NAV:
Collective investment trust funds(a)				1,946
Total investments at fair value				$3,165

(a) In accordance with ASC 820, Fair Value Measurement, certain investments that were measured at fair value using the NAV per unit (or its equivalent) as a practical expedient are not required to be classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of amounts reported in the fair value hierarchy to the amounts reported in the statements of net assets available for benefits. Also, in accordance with accounting guidance, if an investment is measured using the NAV per unit (or its equivalent) as the practical expedient and that investment is in a fund that files a Form 5500, Annual Return/Report of Employee Benefit Plan, as a direct filing entity, then disclosure of that investment’s strategy is not required.
3. Fair Value of Financial Instruments (continued)
Assets in all levels could result in volatile and material price fluctuations.
The following table summarizes the Plan’s investments with a reported fair value using NAV per unit at December 31. There were no unfunded commitments at December 31, 2025 and 2024.

($ amounts in millions)	2025	2024	Redemption Period	Redemption Notice Period
Morley Stable Value Fund	$238	$254	Daily	N/A
Pioneer Large Cap Core Equity Trust	153	132	Daily	5 days if greater than $1 million
Pioneer US Balanced Trust	142	136	Daily	5 days if greater than $1 million
T. Rowe Price Retirement 2005 Trust	4	3	Daily	30 days
T. Rowe Price Retirement 2010 Trust	2	2	Daily	30 days
T. Rowe Price Retirement 2015 Trust	7	8	Daily	30 days
T. Rowe Price Retirement 2020 Trust	26	24	Daily	30 days
T. Rowe Price Retirement 2025 Trust	75	72	Daily	30 days
T. Rowe Price Retirement 2030 Trust	123	109	Daily	30 days
T. Rowe Price Retirement 2035 Trust	169	135	Daily	30 days
T. Rowe Price Retirement 2040 Trust	165	132	Daily	30 days
T. Rowe Price Retirement 2045 Trust	173	135	Daily	30 days
T. Rowe Price Retirement 2050 Trust	143	112	Daily	30 days
T. Rowe Price Retirement 2055 Trust	105	83	Daily	30 days
T. Rowe Price Retirement 2060 Trust	65	49	Daily	30 days
T. Rowe Price Retirement 2065 Trust	18	11	Daily	30 days
T. Rowe Price Large Cap Growth	396	357	Daily	30 days
BNYM EB US Small-Mid Cap Growth Equity Fund	108	102	Daily	N/A
Victory Integrity Small/Mid Cap Value	89	89	Daily	N/A
Harding Loevner International Equity	6	1	Daily	N/A
Total	$2,207	$1,946

Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Fair Value and NAV
The following table presents investments measured at fair value on a recurring basis as of December 31, 2025:

($ amounts in millions)	Level 1	Level 2	Level 3	Total
Regions stock fund	$340	$—	$—	$340
Mutual funds	1,024	—	—	1,024
Total assets in the fair value hierarchy	$1,364	$—	$—	$1,364
Investments measured at NAV:
Collective investment trust funds(a)				2,207
Total investments at fair value				$3,571
The following table presents investments measured at fair value on a recurring basis as of December 31, 2024:

($ amounts in millions)	Level 1	Level 2	Level 3	Total
Regions stock fund	$320	$—	$—	$320
Mutual funds	899	—	—	899
Total assets in the fair value hierarchy	$1,219	$—	$—	$1,219
Investments measured at NAV:
Collective investment trust funds(a)				1,946
Total investments at fair value				$3,165

(a) In accordance with ASC 820, Fair Value Measurement, certain investments that were measured at fair value using the NAV per unit (or its equivalent) as a practical expedient are not required to be classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of amounts reported in the fair value hierarchy to the amounts reported in the statements of net assets available for benefits. Also, in accordance with accounting guidance, if an investment is measured using the NAV per unit (or its equivalent) as the practical expedient and that investment is in a fund that files a Form 5500, Annual Return/Report of Employee Benefit Plan, as a direct filing entity, then disclosure of that investment’s strategy is not required.
3. Fair Value of Financial Instruments (continued)
Assets in all levels could result in volatile and material price fluctuations.
The following table summarizes the Plan’s investments with a reported fair value using NAV per unit at December 31. There were no unfunded commitments at December 31, 2025 and 2024.

($ amounts in millions)	2025	2024	Redemption Period	Redemption Notice Period
Morley Stable Value Fund	$238	$254	Daily	N/A
Pioneer Large Cap Core Equity Trust	153	132	Daily	5 days if greater than $1 million
Pioneer US Balanced Trust	142	136	Daily	5 days if greater than $1 million
T. Rowe Price Retirement 2005 Trust	4	3	Daily	30 days
T. Rowe Price Retirement 2010 Trust	2	2	Daily	30 days
T. Rowe Price Retirement 2015 Trust	7	8	Daily	30 days
T. Rowe Price Retirement 2020 Trust	26	24	Daily	30 days
T. Rowe Price Retirement 2025 Trust	75	72	Daily	30 days
T. Rowe Price Retirement 2030 Trust	123	109	Daily	30 days
T. Rowe Price Retirement 2035 Trust	169	135	Daily	30 days
T. Rowe Price Retirement 2040 Trust	165	132	Daily	30 days
T. Rowe Price Retirement 2045 Trust	173	135	Daily	30 days
T. Rowe Price Retirement 2050 Trust	143	112	Daily	30 days
T. Rowe Price Retirement 2055 Trust	105	83	Daily	30 days
T. Rowe Price Retirement 2060 Trust	65	49	Daily	30 days
T. Rowe Price Retirement 2065 Trust	18	11	Daily	30 days
T. Rowe Price Large Cap Growth	396	357	Daily	30 days
BNYM EB US Small-Mid Cap Growth Equity Fund	108	102	Daily	N/A
Victory Integrity Small/Mid Cap Value	89	89	Daily	N/A
Harding Loevner International Equity	6	1	Daily	N/A
Total	$2,207	$1,946